Submission	Jun. 16, 2025
Submission [Line Items]
Central Index Key	0000838875
Registrant Name	Willamette Valley Vineyards, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES